Note 28 - Collateral and Contractual Commitments with Suppliers, Advances From Customers and Other	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of collateral and contractual commitments with suppliers, advances from customers and other [text block]
28.	COLLATERAL AND CONTRACTUAL COMMITMENTS WITH SUPPLIERS, ADVANCES FROM CUSTOMERS AND OTHER

	2019	2018

Collateral given for the Company’s own liabilities	817.0	653.8
Other commitments	1,245.2	1,338.9
	2,062.2	1,992.7

Commitments to suppliers	15,877.3	12,078.6
	15,877.3	12,078.6

The collateral provided for liabilities totaled approximately
R$2,062.2
as at
December 31, 2019 (
R$1,992.7
as at
December 31, 2018),
including
R$693.3
(
R$574.7
as at
December 31, 2018)
of cash guarantees. The deposits in cash used as guarantees are presented as part of other assets. To meet the guarantees required for derivative exchanges and/or counterparties contracted in certain derivative financial instrument transactions, Ambev maintained as at
December 31, 2019,
R$816.9
(
R$653.8
as at
December 31, 2018)
in highly liquid financial investments or in cash, classified as cash and cash equivalents and investment securities (Note
27
–
Financial instruments and risks
).

Most of the balance relates to commitments to suppliers of packaging.

Future contractual commitments as at
December 31, 2019
and
2018
are as follows:

	2019	2018

Less than 1 year	9,300.5	4,827.0
Between 1 and 2 years	3,861.9	2,932.4
More than 2 years	2,714.9	4,319.2
	15,877.3	12,078.6